Offerings	Sep. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	1,492,823
Proposed Maximum Offering Price per Unit	7.06
Maximum Aggregate Offering Price	$ 10,539,330.38
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,455.48
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). Includes the aggregate offering price of additional shares that the underwriters have the option to purchase.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	7,082,152
Proposed Maximum Offering Price per Unit	7.06
Maximum Aggregate Offering Price	$ 49,999,993.12
Amount of Registration Fee	$ 6,905.00
Offering Note	The Registrant previously paid a registration fee of $6,905.00 in connection with the initial filing of the Registration Statement on Form S-1 on August 28, 2026. The Maximum Aggregate Offering Price was originally registered pursuant to Rule 457(o) under the Securities Act and is now converted to Rule 457(a) under the Securities Act.